Share capital (Schedule of detailed information about shares activity) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Beginning Balance	$ 1,699,806	$ 1,848,123
Ending Balance	$ 1,476,828	$ 1,699,806
Share capital [Member]
Disclosure of classes of share capital [line items]
Balance, beginning of year	261,272,151	261,272,151
Beginning Balance	$ 1,777,340	$ 1,777,340
Exercise of options	$ 1,508	$ 0
Exercise of options (shares)	326,161	0
Balance, end of year	261,598,312	261,272,151
Ending Balance	$ 1,778,848	$ 1,777,340